SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
ACQUISITIONS
Changes in adoption accumulated deficit	$ 847
Straight line basis	15 years